Income Tax - Summary Of Components Of Income Tax Expense (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income taxes	$ 53,259	$ 17,945
Deferred income taxes	(10,863)	3,265
Income taxes	$ 42,396	$ 21,210